Segmented Information - Schedule of Operating Segments (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Revenue (Note 6(a))	$ 17,316	$ 12,766
Cost of sales	(8,745)	(7,552)
Gross profit	8,571	5,214
Impairment reversal (Note 8(a))	0	(215)
Other operating expense	(1,585)	(446)
Profit from operations	6,986	4,983
Net finance income (expense)	(150)	(185)
Non-operating income (expense)	(275)	(107)
Share of profit of associates and joint ventures	4	(3)
Profit from continuing operations before taxes	6,565	4,688
Capital expenditures from continuing operations	5,465	4,633
Goodwill (Note 17)	1,118	1,091
Total assets from continuing operations	51,057
Total assets from continuing operations	52,359	47,368
Aggregate continuing and discontinued operations
Disclosure of operating segments [line items]
Total assets from continuing operations	52,359
Discontinued operations
Disclosure of operating segments [line items]
Cost of sales	(1,291)	(848)
Gross profit	306	(133)
Total assets from continuing operations	1,566
Total assets from discontinued operations - Unallocated	1,302
Segment revenue
Disclosure of operating segments [line items]
Revenue (Note 6(a))	17,971	13,277
Less intra-segment revenue
Disclosure of operating segments [line items]
Revenue (Note 6(a))	(655)	(511)
Copper
Disclosure of operating segments [line items]
Revenue (Note 6(a))	3,381	3,452
Cost of sales	(1,982)	(1,711)
Gross profit	1,399	1,741
Impairment reversal (Note 8(a))		(215)
Other operating expense	(367)	(14)
Profit from operations	1,032	1,942
Net finance income (expense)	(248)	(116)
Non-operating income (expense)	(185)	(137)
Share of profit of associates and joint ventures	4	(3)
Profit from continuing operations before taxes	603	1,686
Capital expenditures from continuing operations	3,910	3,074
Goodwill (Note 17)	416	389
Total assets from continuing operations	23,801
Total assets from continuing operations		18,077
Copper | Aggregate continuing and discontinued operations
Disclosure of operating segments [line items]
Total assets from continuing operations	23,801
Copper | Discontinued operations
Disclosure of operating segments [line items]
Total assets from discontinued operations - Unallocated	0
Copper | Segment revenue
Disclosure of operating segments [line items]
Revenue (Note 6(a))	3,381	3,452
Copper | Less intra-segment revenue
Disclosure of operating segments [line items]
Revenue (Note 6(a))	0	0
Zinc
Disclosure of operating segments [line items]
Revenue (Note 6(a))	3,526	3,063
Cost of sales	(2,755)	(2,375)
Gross profit	771	688
Impairment reversal (Note 8(a))		0
Other operating expense	(55)	(41)
Profit from operations	716	647
Net finance income (expense)	(38)	(47)
Non-operating income (expense)	9	4
Share of profit of associates and joint ventures	0	0
Profit from continuing operations before taxes	687	604
Capital expenditures from continuing operations	370	259
Goodwill (Note 17)	0	0
Total assets from continuing operations	4,523
Total assets from continuing operations		4,401
Zinc | Aggregate continuing and discontinued operations
Disclosure of operating segments [line items]
Total assets from continuing operations	4,523
Zinc | Discontinued operations
Disclosure of operating segments [line items]
Total assets from discontinued operations - Unallocated	0
Zinc | Segment revenue
Disclosure of operating segments [line items]
Revenue (Note 6(a))	4,181	3,574
Zinc | Less intra-segment revenue
Disclosure of operating segments [line items]
Revenue (Note 6(a))	(655)	(511)
Steelmaking Coal
Disclosure of operating segments [line items]
Revenue (Note 6(a))	10,409	6,251
Cost of sales	(4,008)	(3,466)
Gross profit	6,401	2,785
Impairment reversal (Note 8(a))		0
Other operating expense	(398)	153
Profit from operations	6,003	2,938
Net finance income (expense)	(86)	(91)
Non-operating income (expense)	35	0
Share of profit of associates and joint ventures	0	0
Profit from continuing operations before taxes	5,952	2,847
Capital expenditures from continuing operations	1,167	1,284
Goodwill (Note 17)	702	702
Total assets from continuing operations	18,070
Total assets from continuing operations		18,390
Steelmaking Coal | Aggregate continuing and discontinued operations
Disclosure of operating segments [line items]
Total assets from continuing operations	18,070
Steelmaking Coal | Discontinued operations
Disclosure of operating segments [line items]
Total assets from discontinued operations - Unallocated	0
Steelmaking Coal | Segment revenue
Disclosure of operating segments [line items]
Revenue (Note 6(a))	10,409	6,251
Steelmaking Coal | Less intra-segment revenue
Disclosure of operating segments [line items]
Revenue (Note 6(a))	0	0
Corporate
Disclosure of operating segments [line items]
Revenue (Note 6(a))	0	0
Cost of sales	0	0
Gross profit	0	0
Impairment reversal (Note 8(a))		0
Other operating expense	(765)	(544)
Profit from operations	(765)	(544)
Net finance income (expense)	222	69
Non-operating income (expense)	(134)	26
Share of profit of associates and joint ventures	0	0
Profit from continuing operations before taxes	(677)	(449)
Capital expenditures from continuing operations	18	16
Goodwill (Note 17)	0	0
Total assets from continuing operations	4,663
Total assets from continuing operations		6,500
Corporate | Aggregate continuing and discontinued operations
Disclosure of operating segments [line items]
Total assets from continuing operations	4,663
Corporate | Discontinued operations
Disclosure of operating segments [line items]
Total assets from discontinued operations - Unallocated	0
Corporate | Segment revenue
Disclosure of operating segments [line items]
Revenue (Note 6(a))	0	0
Corporate | Less intra-segment revenue
Disclosure of operating segments [line items]
Revenue (Note 6(a))	$ 0	$ 0